Impairment Charges (Tables)	12 Months Ended
Jun. 29, 2013
Impairment Charges	The impact of these charges is summarized in the following table:

In millions	Pretax Impairment Charge
2013
Retail	$1
2012
General corporate expenses	$14
2011
Foodservice/Other	$15